Condensed Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 9,201	$ 3,923	$ 2,428
Total current assets	9,201	3,923	2,428
Total assets	9,201	3,923	2,428
Current liabilities
Accounts payable and accrued expenses	16,900	10,500	10,500
Note payable - stockholder	167,025	144,525	99,525
Total current liabilities	183,925	155,025	110,025
Total liabilities	183,925	155,025	110,025
Commitments and contingencies
Stockholders’ deficit
Preferred stock value
Common stock value	500	500	500
Accumulated deficit	(175,224)	(151,602)	(108,097)
Total stockholders’ deficit	(174,724)	(151,102)	(107,597)
Total liabilities and stockholders’ deficit	$ 9,201	$ 3,923	$ 2,428